Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2013
Related Party Balances and Transactions
Related Party Balances and Transactions

18. Related Party Balances and Transactions

Amounts due from related parties are comprised of the following:

	As of December 31,
	2012	2013
	$	$
Customer and supplier	46,067	981,648
Other	273,313	281,768
Total amounts due from related parties	319,380	1,263,416

Amounts due to related parties are comprised of the following:

	As of December 31,
	2012	2013
	$	$
Management	262,406	2,760,000
Customer and supplier	3,638,975	1,745,263
Other	380,449	1,030,249
Total amounts due to related parties	4,281,830	5,535,512

(a) Customer and supplier

Transactions with customers and suppliers who are related parties are as follows:

Revenue recognized by the Group:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beijing China Real Estate Research Association Technology Ltd (“CRERAT”)	268,380	52,120	1,084,047
SINA Corporation (“SINA”)	*	1,855	—

*            Indicates SINA was not the related party of the Company before April, 2012.

Selling, general and administrative expenses recorded by the Group:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
CRERAT	822,249	476,706	—

Cost of revenue recorded by the Group:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
SINA	*	5,145,039	6,033,036

*            Indicates SINA was not the related party of the Company before April, 2012.

Amount due from (to) customers and suppliers who are related parties are as follows:

Amount due from (to) related parties

	As of December 31,
	2012	2013
	$	$
CRERAT	46,067	981,648
CRERAT	(1,133,357)	(3,892)
SINA	(2,505,618)	(1,741,371)

CRERAT is a joint venture formed by the Group with China Real Estate Research Association and China Real Estate Association, with the Group owning 51% equity interest of the entity.

Mr. Charles Chao, SINA’s chairman and chief executive officer, has served as a co-chairman of the Company’s board of directors after the Merger on April 2012 (related party since April, 2012). And SINA became a major shareholder of the Company from then.

(b) Affiliates

Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2012	2013
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	273,313	281,768
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(380,449)	(392,219)
Suzhou Hehui Xuyuechang Equity Investment Center (“Xuyuechang Center”) (3)	—	(103,331)
Suzhou Hehui Xuyuerong Equity Investment Center (“Xuyuerong Center”) (3)	—	(480,081)
Suzhou Hehui Xuyuezhen Equity Investment Center (“Xuyuezhen Center”) (3)	—	(54,618)

Notes:

(1)             Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)             Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)             The Group holds 0.5%, 0.5% and 0.5% equity interest of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, respectively. The Group also acts as a non-acting general partner and provides investment advice to the entities. The amount payable is the advance management fee received by the Group.

(c) Management

The amount due to management represents consideration paid by management for unvested restricted shares under Leju Plan.

On March 25, 2013, E-House (China) Holdings Limited issued an aggregate of 17,790,125 ordinary shares of the Company to Kanrich Holdings Limited (“Kanrich”), a British Virgin Islands company owned by certain key members of the Company’s management, including Mr. Xin Zhou, co-chairman of the Company’s board of directors and chief executive officer, for an aggregate purchase price of $62,621,240.

(d) Real Estate Investment Fund Management

Management fees from funds are comprised of the following:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
E-House China Real Estate Investment Fund I, L.P. (the “Fund”)	250,100	202,198	63,567
E-House Shengyuan Equity Investment Center (“Shengyuan Center”)	1,548,520	1,580,360	1,549,416
E-House Shengquan Equity Investment Center (“Shengquan Center”)	617,859	619,857	611,205
Wuling Center (Note 4)	—	—	3,804,667
Others	—	—	305,343
Total management fee	2,416,479	2,402,415	6,334,198

In January 2008, the Group formed the Fund, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner receives annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. In March 2011, the Group acquired Firmway from the Fund for $12,000,000. (Note 5)

In January 2010, the Group formed a limited partnership, Shengyuan Center in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group’s 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center’s general partner. The general partner receives annual management fees and carried interest on a success basis. The Group invested $10,065,348 (RMB65,000,000) into the Shengyuan Center for a 13% equity interest. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, owns an 8% equity interest in the Shengyuan Center and is a limited partner. In 2013, the Group received $461,463 (RMB2,800,000) capital return from Shengyuan Center.

In April 2010, the Group formed Shengquan Center, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Center, acts as Shengquan Center’s general partner. The general partner receives annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, holds a 2.37% equity interest in the Shengquan Center.